UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22983

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares (EVLMC)

Listing Exchange:  The NASDAQ Stock Market LLC

Semiannual Report

July 31, 2016

NextSharesTM is a trademark of NextShares Solutions LLC. Used with permission.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing in NextShares, investors should consider carefully the investment objectives, risks, charges and expenses. This and other important information is contained in the prospectus and summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2016

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	29

Officers and Trustees	34

Important Notices	35

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Cumulative Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	03/30/2016	—	—	—	3.54%
Fund at Market Price	—	—	—	—	3.82
Barclays 10 Year Municipal Bond Index	—	3.00%	7.55%	5.33%	2.93%
Barclays 15 Year Municipal Bond Index	—	3.79	8.89	6.35	3.56

% Total Annual Operating Expense Ratios[3]
Gross					0.57%
Net					0.35

% Distribution Rates/Yields[4]
Distribution Rate at NAV					1.34%
Distribution Rate at Market Price					1.34
SEC 30-day Yield — Subsidized					1.29
SEC 30-day Yield — Unsubsidized					–0.27

Fund Profile5

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than indicated. The Fund’s performance at market price will differ from its results at net asset value (NAV). Market price returns are based on the Fund’s price at the close of market trading. If you trade your shares at another time during the day, your return may differ. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested at NAV or closing market price (as applicable) on the payment date of the distribution, and are net of management fees and other expenses. Returns are before taxes unless otherwise noted. Performance less than or equal to one year is cumulative. For performance as of the most recent month-end, including historical trading premiums/discounts relative to NAV, please refer to eatonvance.com.

2

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Endnotes and Additional Disclosures

[1]

Shares of NextShares funds are traded in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. Buyers and sellers of shares normally transact with each other, rather than with the fund. Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. NextShares do not offer investors the opportunity to buy and sell intraday based on current (versus end-of-day) determinations of fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares do not have an operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through authorized participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. The basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions.

[2]

Barclays 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30- day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other funds. The actual Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 30, 2016 – July 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2016 – July 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning Account Value (3/30/16)	Ending Account Value (7/31/16)	Expenses Paid During Period (3/30/16 – 7/31/16)		Annualized Expense Ratio

Actual*
$1,000.00	$1,035.40	$1.21	***	0.35%

*     The Fund had not commenced operations on February 1, 2016. Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 124/366 (to reflect the period from commencement of operations on March 30, 2016 to July 31, 2016). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 30, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

Beginning Account Value (2/1/16)	Ending Account Value (7/31/16)	Expenses Paid During Period (2/1/16 – 7/31/16)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
$1,000.00	$1,023.10	$1.76	***	0.35%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 30, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

***	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2016
Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost, $9,199,549)	$9,306,572
Receivable from affiliate	10,870
Total assets	$9,317,442

Liabilities
Payable to affiliate:
Operations agreement fee	$364
Accrued expenses	26,453
Total liabilities	$26,817
Net Assets	$9,290,625

Sources of Net Assets
Paid-in capital	$9,171,968
Accumulated net realized loss from Portfolio	(117)
Accumulated undistributed net investment income	11,751
Net unrealized appreciation from Portfolio	107,023
Total	$9,290,625

Net Asset Value Per Share
($9,290,625 ÷ 450,000 shares issued and outstanding)	$20.65

5	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Statement of Operations (Unaudited)

Investment Income	Period Ended July 31, 2016(1)
Interest allocated from Portfolio	$34,319
Expenses allocated from Portfolio	(6,025)
Total investment income from Portfolio	$28,294

Expenses
Operations agreement fee (Note 3)	$860
Trustees’ fees and expenses	250
Custodian fee	6,281
Transfer and dividend disbursing agent fees	7,222
Legal and accounting services	9,702
Printing and postage	1,244
Registration fees	869
Listing fee	6,692
Intraday pricing fee	4,322
Miscellaneous	445
Total expenses	$37,887
Deduct —
Allocation of expenses to affiliate	$37,887
Total expense reductions	$37,887

Net expenses	$0

Net investment income	$28,294

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(117)
Net realized loss	$(117)
Change in unrealized appreciation (depreciation) —
Investments	$107,023
Net change in unrealized appreciation (depreciation)	$107,023

Net realized and unrealized gain	$106,906

Net increase in net assets from operations	$135,200

(1)	For the period from the start of business, March 30, 2016, to July 31, 2016.

6	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended July 31, 2016 (Unaudited)(1)
From operations —
Net investment income	$28,294
Net realized loss from investment transactions	(117)
Net change in unrealized appreciation (depreciation) from investments	107,023
Net increase in net assets from operations	$135,200
Distributions to shareholders —
From net investment income	$(16,543)
Total distributions to shareholders	$(16,543)
Transactions in Fund shares —
Proceeds from sale of shares	$9,168,191
Transaction fees	11,977
Net increase in net assets from Fund share transactions	$9,180,168
Other capital —
Portfolio transaction fee contributed to Portfolio	$(12,014)
Portfolio transaction fee allocated from Portfolio	3,814
Net decrease in net assets from other capital	$(8,200)

Net increase in net assets	$9,290,625

Net Assets
At beginning of period	$—
At end of period	$9,290,625

Accumulated undistributed net investment income included in net assets
At end of period	$11,751

Changes in shares outstanding
Shares outstanding, beginning of period	—
Shares sold	450,000
Shares outstanding, end of period	450,000

(1)	For the period from the start of business, March 30, 2016, to July 31, 2016.

7	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Financial Highlights

	Period Ended July 31, 2016 (Unaudited) (1)
Net asset value — Beginning of period	$20.000

Income (Loss) From Operations
Net investment income(2)	$0.112
Net realized and unrealized gain	0.601

Total income from operations	$0.713

Less Distributions
From net investment income	$(0.063)

Total distributions	$(0.063)

Net asset value — End of period	$20.650

Total Return on Net Asset Value(3)	3.54	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,291
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.35	%(6)(7)
Net investment income	1.63	%(6)
Portfolio Turnover of the Portfolio	0	%(4)(8)(9)

(1)	For the period from the start of business, March 30, 2016, to July 31, 2016.

(2)	Computed using average shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of a market-determined premium or discount. Investment returns assume that all distributions have been reinvested at net asset value.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 2.21% of average daily net assets for the period ended July 31, 2016). Absent this reimbursement, total return would be lower.

(8)	For the period from the Portfolio’s start of business, March 28, 2016, to July 31, 2016.

(9)	Amount is less than 0.05%.

8	See Notes to Financial Statements.

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust II (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund commenced operations on March 30, 2016. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (1.9% at July 31, 2016). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to July 31, 2016 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are paid in cash and cannot be automatically reinvested in additional shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial

9

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $1 billion and is payable monthly. On Direct Assets of $1 billion and over, the annual fee is reduced. For the period ended July 31, 2016, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

The Trust, on behalf of the Fund, has entered into an operations agreement with EVM pursuant to which EVM provides the Fund with services required for it to operate as a NextShares exchange-traded managed fund in accordance with the exemptive order obtained by EVM and the Trust. Pursuant to the agreement, the Fund pays EVM a monthly fee at an annual rate of 0.05% of the Fund’s average daily net assets provided the average net assets of NextShares funds sponsored by EVM (“Covered Assets”) are less than $10 billion. The annual rate is reduced if Covered Assets are $10 billion and above. For the period ended July 31, 2016, the operations agreement fee amounted to $860 or 0.05% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.35% of the Fund’s average daily net assets through May 31, 2017. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $37,887 in total of the Fund’s operating expenses for the period ended July 31, 2016.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the period ended July 31, 2016, increases and decreases in the Fund’s investment in the Portfolio aggregated $9,200,300 and $20,728, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s Notes to Financial Statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as other capital on the Statement of Changes in Net Assets.

5  Capital Share Transactions

The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as the Fund). The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. Creation Units may be purchased or redeemed only by or through Authorized Participants, which are broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor for this purpose. The Fund imposes a transaction fee on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction, which is paid by the Authorized Participants directly to a third-party administrator. In addition, Authorized Participants pay the Fund a variable charge for converting the Basket to or from the desired portfolio composition. Such variable charges are reflected as transaction fees on the Statement of Changes in Net Assets.

10

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 90.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$56,127

		$56,127

Education — 5.7%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$618,430
Alabama Public School and College Authority, 5.00%, 5/1/24	500	630,730
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	350	413,462
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/21	500	584,505
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	500	620,325
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	250,776
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	718,646
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	497,484
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,237,820
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	923,775
Florida Higher Educational Facilities Financial Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	306,528
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/21	1,000	1,193,930
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	790,289
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	517,836
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	285,739
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	550,373
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	475,109
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	674,433
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	695,548
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	680	857,983
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/27	1,205	1,504,973
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/28	1,365	1,697,350
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	690	812,551
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	835,034
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	500	577,035
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	300	343,176
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	340,473
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	794,044

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	$175	$210,110
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	274,384
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	239,172
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	119,636
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	182,484
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	513,919
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/21	120	141,770
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	148,192
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	126,268
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	468,600
S. M. Educational Building Corp., MS, 5.00%, 9/1/25	250	321,873
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	947,347
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	939,322
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,239,800
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	623,121
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	304,903
Western Michigan University, 5.00%, 11/15/24	500	634,660

		$27,183,918

Electric Utilities — 3.2%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,236,310
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	625,960
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,251,450
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	125,406
Marquette Board of Light and Power, MI, 5.00%, 7/1/21	350	413,199
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	277,339
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	552,361
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	590,919
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	435,138
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	989,721
Minnesota Municipal Power Agency, 5.00%, 10/1/21(2)	225	267,845
Minnesota Municipal Power Agency, 5.00%, 10/1/22(2)	200	242,670
Minnesota Municipal Power Agency, 5.00%, 10/1/23(2)	230	284,588
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	639,560

11	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	$1,000	$1,269,790
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	590,230
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	600,315
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	620,100
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	144,696
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	372,237
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	315,805
South Carolina Public Service Authority, 5.00%, 12/1/26	1,000	1,284,900
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	500	582,235
Springfield, IL, Electric System Revenue, 5.00%, 3/1/22	500	594,970
Springfield, IL, Electric System Revenue, 5.00%, 3/1/27	250	308,590
Springfield, IL, Electric System Revenue, 5.00%, 3/1/28	250	306,410
Springfield, IL, Electric System Revenue, 5.00%, 3/1/29	250	303,493
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	309,233

		$15,535,470

Escrowed / Prerefunded — 0.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Prerefunded to 6/15/18, 5.50%, 6/15/22	$25	$27,318
Washington State University, Prerefunded to 4/1/19, 5.00%, 4/1/32	15	16,732
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	500	616,870

		$660,920

General Obligations — 36.0%
Addison, TX, 5.00%, 2/15/26	$270	$330,299
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/27	330	358,175
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/28	450	529,744
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	275	322,116
Alaska, 5.00%, 8/1/30	1,000	1,246,110
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/21	2,000	2,364,820
Anchorage, AK, 5.00%, 9/1/23	750	932,542
Anchorage, AK, 5.00%, 9/1/24	750	951,420

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Anchorage, AK, 5.00%, 9/1/25	$750	$967,575
Anchorage, AK, 5.00%, 9/1/27	780	988,892
Arkansas, 4.00%, 6/1/28	500	585,390
Avon Community School Building Corp., IN, 5.00%, 7/10/21	500	589,570
Avon, OH, 4.00%, 12/1/31	590	684,058
Belding Area Schools, MI, 5.00%, 5/1/28	250	313,398
Belding Area Schools, MI, 5.00%, 5/1/30	250	309,828
Birmingham Public Schools, MI, 4.00%, 11/1/21(2)	500	574,285
Birmingham Public Schools, MI, 4.00%, 11/1/22(2)	300	349,995
Birmingham Public Schools, MI, 4.00%, 11/1/23(2)	1,325	1,568,601
Brookline, MA, 4.00%, 3/1/30	435	518,933
Brookline, MA, 4.00%, 3/1/31	250	296,785
Burlington, VT, 5.00%, 11/1/21	600	714,192
Burlington, VT, 5.00%, 11/1/22	450	546,691
Burlington, VT, 5.00%, 11/1/23	450	555,264
Burlington, VT, 5.00%, 11/1/24	400	501,080
Burlington, VT, 5.00%, 11/1/25	400	506,780
Burlington, VT, 5.00%, 11/1/26	250	320,643
Burlington, VT, 5.00%, 11/1/27	225	286,218
Burlington, VT, 5.00%, 11/1/28	370	467,088
California, 4.00%, 9/1/26	750	919,680
California, 4.00%, 9/1/27	740	897,931
California, 4.00%, 9/1/28	750	902,355
California, 4.00%, 9/1/31	500	584,475
Central Dauphin School District, PA, 5.00%, 2/1/29	500	627,585
Clark County School District, NV, 5.00%, 6/15/22	500	606,595
Clark County School District, NV, 5.00%, 6/15/23	500	617,230
Clark County School District, NV, 5.00%, 6/15/24	500	627,600
Clark County School District, NV, 5.00%, 6/15/25	500	635,385
Clark County School District, NV, 5.00%, 6/15/29	250	313,395
Clark County School District, NV, Series C, 4.00%, 6/15/31	1,000	1,131,830
Clark County School District, NV, Series D, 4.00%, 6/15/31	750	848,872
Cook and DuPage Counties Township High School District No. 210, IL, 4.00%, 1/1/21	750	841,552
Crowley Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/28	100	116,931
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,175,570
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	873,315
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	142,431
Deer Valley Unified School District No. 97, AZ, 2.00%, 7/1/22	250	260,893
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	310,860
Delaware County, OH, 1.50%, 12/1/21	130	133,530
Delaware County, OH, 1.50%, 12/1/22	110	112,273
Delaware County, OH, 4.00%, 12/1/27	150	177,329
Delaware County, OH, 4.00%, 12/1/28	255	298,281

12	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Delaware County, OH, 4.00%, 12/1/29	$175	$203,086
Denton, TX, 5.00%, 2/15/29	1,595	2,025,937
Denton, TX, 5.00%, 2/15/31	1,360	1,712,893
Dowagiac Union School District, MI, 4.00%, 5/1/21	350	395,395
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	371,764
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	406,182
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	293,663
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	742,934
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	414,484
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/21	2,000	2,281,400
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,735,035
Duplin County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,880	2,370,436
Edgewood City School District, OH, 5.25%, 12/1/33	500	615,945
Edinburg Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	1,075	1,348,630
Edinburg, TX, 5.00%, 3/1/21	330	385,565
Edinburg, TX, 5.00%, 3/1/22	1,215	1,449,143
Edinburg, TX, 5.00%, 3/1/23	1,235	1,498,759
Edinburg, TX, 5.00%, 3/1/24	815	1,006,924
Edinburg, TX, 5.00%, 3/1/25	310	388,573
Elgin, IL, 3.00%, 12/15/22	1,410	1,535,913
Elgin, IL, 3.00%, 12/15/23	1,645	1,797,985
Elgin, IL, 3.00%, 12/15/24	1,770	1,938,044
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	613,785
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,187,480
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,238,535
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	500	633,275
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	750	944,677
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	643,240
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	100	78,924
Huber Heights City School District, OH, 5.00%, 12/1/26	840	1,072,302
Illinois, 5.00%, 2/1/23	500	565,400
Illinois, 5.00%, 3/1/24	200	221,378
Illinois, 5.00%, 2/1/26	950	1,068,170
Illinois, 5.50%, 7/1/26	200	229,156
Issaquah School District No. 411, WA, 4.00%, 12/1/31	2,000	2,324,560
Jourdanton Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/21	530	579,576
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	155	179,623
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	400,187

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	$340	$405,637
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	667,981
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	607,370
Judson Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/21	180	212,600
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	209,019
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	214,366
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/24	100	107,437
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	625	660,056
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	487,051
Kent, WA, 4.00%, 12/1/29	1,000	1,152,860
Kent, WA, 4.00%, 12/1/30	1,000	1,149,850
Kyle, TX, 4.00%, 8/15/21	250	284,595
Kyle, TX, 4.00%, 8/15/30	500	568,915
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,025	1,242,905
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	500	580,415
Lake County Community High School District No. 115, IL, 4.00%, 11/1/24(2)	1,000	1,190,670
Lake County, FL, 5.00%, 6/1/28	650	805,168
Lakeland, FL, 5.00%, 10/1/25	635	791,547
Lakeland, FL, 5.00%, 10/1/28	1,500	1,828,905
Lakeland, FL, 5.00%, 10/1/30	1,000	1,207,650
Lakewood, OH, 4.00%, 12/1/29	500	578,465
Lakewood, OH, 4.00%, 12/1/30	400	463,040
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,837,613
Laredo Community College District, TX, 4.00%, 8/1/21	125	141,878
Laredo Community College District, TX, 4.00%, 8/1/22	240	275,650
Laredo Community College District, TX, 5.00%, 8/1/23	165	202,622
Laredo Community College District, TX, 5.00%, 8/1/24	140	174,670
Laredo Community College District, TX, 5.00%, 8/1/25	110	139,135
Laredo Community College District, TX, 5.00%, 8/1/26	320	408,304
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	649,530
Lewisville Independent School District, TX, 5.00%, 8/15/26	1,500	1,927,335
Little Rock School District, AR, 3.00%, 2/1/23	400	423,352
Little Rock School District, AR, 3.00%, 2/1/24	250	264,605
Little Rock School District, AR, 3.00%, 2/1/25	250	262,990

13	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Massachusetts, 5.00%, 7/1/24	$1,500	$1,914,570
Massachusetts, 5.00%, 7/1/25	1,000	1,296,110
Massachusetts, 5.00%, 7/1/26	1,000	1,315,630
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	244,934
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	370,875
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/21	1,440	1,712,923
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,217,260
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,243,060
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/28	1,580	1,997,246
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	860	997,686
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	274,650
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	551,635
Monroe, NC, Limited Obligation Bonds, 4.00%, 3/1/21	310	351,122
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	421,309
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	375	301,298
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/25	1,925	2,506,908
Northwest Local School District Board of Education, OH, 4.00%, 12/1/30	300	335,973
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,180,084
Olentangy Local School District, OH, 4.00%, 12/1/27	415	496,772
Olentangy Local School District, OH, 4.00%, 12/1/30	630	734,057
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	839,910
Pasadena, TX, 4.00%, 2/15/28	500	575,955
Pasadena, TX, 4.00%, 2/15/29	250	285,870
Pasadena, TX, 4.00%, 2/15/30	500	568,085
Pasadena, TX, 4.00%, 2/15/31	750	846,525
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	826,440
Pennsylvania, 4.00%, 6/15/31	885	982,040
Pennsylvania, 5.00%, 7/1/24	650	804,284
Peoria, IL, 5.00%, 1/1/27	500	617,585
Port Arthur Independent School District, TX, 5.00%, 2/15/22	500	598,545
Prince George’s County, MD, 4.00%, 7/1/28	1,000	1,198,080
Prince George’s County, MD, 4.00%, 7/1/29	1,000	1,191,080
Prince George’s County, MD, 4.00%, 7/1/30	1,000	1,186,100
Prince George’s County, MD, 4.00%, 7/1/31	1,000	1,180,160
Romeo Community Schools, MI, 5.00%, 5/1/21	750	880,087

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Romeo Community Schools, MI, 5.00%, 5/1/22	$575	$686,866
Romeo Community Schools, MI, 5.00%, 5/1/24	850	1,051,832
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,254,160
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,612,176
Romeo Community Schools, MI, 5.00%, 5/1/27	1,520	1,909,044
Romeo Community Schools, MI, 5.00%, 5/1/28	1,000	1,242,620
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,236,360
Romeo Community Schools, MI, 5.00%, 5/1/30	800	984,616
Romeo Community Schools, MI, 5.00%, 5/1/31	1,000	1,226,860
Rose Tree Media School District, PA, 3.00%, 2/1/20	350	374,699
Rose Tree Media School District, PA, 4.00%, 2/1/21	400	452,732
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	355,392
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	601,125
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	610,580
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	864,757
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	500	572,865
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	464,720
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	346,461
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	229,554
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	635,250
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	1,000	1,290,360
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	961,277
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/27	1,000	1,293,530
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	602,290
Stamford, CT, 4.00%, 8/1/27	750	898,552
Sugar Land, TX, 5.00%, 2/15/26	555	718,570
Texas, (Texas Transportation Commission), 5.00%, 4/1/28	1,750	2,254,910
Texas, (Texas Transportation Commission), 5.00%, 4/1/29	2,000	2,562,700
Trussville, AL, 5.00%, 10/1/31	250	300,058
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	603,386
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	622,448
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	635,633

14	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	$570	$660,818
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	590	679,798
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	482,623
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	517,974
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	552,667
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	593,566
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	620,533
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,531,200
Vestavia Hills, AL, 4.00%, 2/1/24	1,235	1,451,780
Vestavia Hills, AL, 4.00%, 2/1/25	550	651,370
Vestavia Hills, AL, 4.00%, 2/1/26	1,000	1,193,570
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/31(2)	560	655,189
Washington, 5.00%, 8/1/21	2,000	2,394,680
Washington, 5.00%, 8/1/22	1,000	1,225,130
Washington, 5.00%, 8/1/23	1,000	1,248,640
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	400	374,332
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	136,968
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	133,958
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	653,512
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	250	188,193
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	179,490
West Chester Township, OH, 4.00%, 12/1/26	1,140	1,368,410
West Chester Township, OH, 4.00%, 12/1/27	400	473,628
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	842,572
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	839,895
Williamson County, TX, 5.00%, 2/15/28	300	375,240

		$172,386,501

Hospital — 8.7%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$291,690

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	$250	$310,085
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	113,345
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	45,769
Harris County Hospital District, TX, 5.00%, 2/15/27(2)	700	882,672
Harris County Hospital District, TX, 5.00%, 2/15/28(2)	1,500	1,875,930
Harris County Hospital District, TX, 5.00%, 2/15/29(2)	1,500	1,865,685
Harris County Hospital District, TX, 5.00%, 2/15/30(2)	1,000	1,237,240
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	889,755
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21	100	117,935
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	184,394
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	315,240
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	313,075
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	309,382
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	730,380
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	307,762
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	632,595
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	627,730
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	624,175
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	259,726
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	615,905
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	305,723
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	635,275
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	637,705
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	587,490
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	597,604
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	610,060

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	$500	$618,470
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	963,640
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,268,340
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	707,256
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	893,207
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	888,132
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	650,988
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	872,788
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	125,994
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	1,600	2,044,528
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	143,013
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	677,139
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,257,870
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,252,040
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,241,350
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,231,730
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/31	1,000	1,247,210
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	300,838
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	163,346
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	284,347
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	265,592
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	363,942
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	500	614,440
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	117,475
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	239,902

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	$300	$365,493
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	620,050
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	237,608
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	67,649
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	437,916
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	422,847
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	505,524
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	383,168
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	623,025
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	500	618,000
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	500	615,525
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/31	1,300	1,455,272
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	736,021

		$41,446,002

Housing — 2.3%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$400	$430,280
Maine Housing Authority, 2.30%, 11/15/25	190	193,515
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,185,456
New York Mortgage Agency, 1.75%, 4/1/24	500	501,790
New York Mortgage Agency, 1.95%, 10/1/25	750	752,978
New York Mortgage Agency, 2.30%, 10/1/27	750	758,250
New York Mortgage Agency, 2.40%, 10/1/28	750	756,735
New York Mortgage Agency, 2.45%, 4/1/29	750	755,025
Virginia Housing Development Authority, 1.70%, 5/1/22	895	906,832
Virginia Housing Development Authority, 1.85%, 5/1/23	920	933,496
Virginia Housing Development Authority, 1.95%, 11/1/23	295	301,938
Virginia Housing Development Authority, 2.05%, 5/1/24	340	349,697
Virginia Housing Development Authority, 2.25%, 5/1/25	470	486,422
Virginia Housing Development Authority, 2.40%, 5/1/26	520	538,330
Virginia Housing Development Authority, 2.55%, 5/1/27	930	966,595
Washington Housing Finance Commission, 2.05%, 6/1/24	310	316,476
Washington Housing Finance Commission, 2.25%, 6/1/25	455	461,830

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Washington Housing Finance Commission, 2.30%, 12/1/25	$130	$132,599
Washington Housing Finance Commission, 2.40%, 6/1/26	105	109,313

		$10,837,557

Insured – Education — 0.2%
Kershaw County Public Schools Foundation, SC, (BAM), 3.00%, 12/1/26	$250	$267,035
Kershaw County Public Schools Foundation, SC, (BAM), 3.25%, 12/1/28	250	265,827
Kershaw County Public Schools Foundation, SC, (BAM), 3.375%, 12/1/29	500	535,720

		$1,068,582

Insured – Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$587,380

		$587,380

Insured – General Obligations — 1.3%
Greenwood Fifty School Facilities, Inc., SC, (Greenwood School District No. 50), (BAM), 5.00%, 12/1/21	$175	$207,426
New Britain, CT, (BAM), 5.00%, 3/1/21	1,000	1,166,910
New Britain, CT, (BAM), 5.00%, 3/1/23	550	665,549
New Britain, CT, (BAM), 5.00%, 3/1/24	550	677,754
New Britain, CT, (BAM), 5.00%, 3/1/25	400	499,580
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	304,118
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	529,004
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	222,625
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	381,091
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	481,440
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	395,193
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/29	640	714,925

		$6,245,615

Insured – Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$683,235

		$683,235

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 3.8%
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/30	$500	$562,240
Biloxi Public School District, MS, (BAM), 4.00%, 4/1/31	500	561,785
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/22	500	597,370
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	1,000	1,217,000
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/24	250	309,153
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,880,040
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,577,350
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	625,195
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,529,918
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	311,082
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	121,945
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/31	250	302,455
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	903,739
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,701,106
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	225	266,499
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	600,545
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	491,380
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	300	364,284
Pasco County School Board, FL, (BAM), 5.00%, 8/1/21	400	472,948
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	362,163
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	313,143
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	512,721
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	387,066
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	456,250
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	772,579
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	519,121
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	642,146

		$18,361,223

Insured – Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$144,288
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	533,152

		$677,440

Insured – Transportation — 0.9%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/21	$825	$968,443
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	840	1,005,413
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	537,231

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	$350	$434,049
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	627,550
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	402,138
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	468,296

		$4,443,120

Insured – Water and Sewer — 0.7%
Bucks County Water and Sewer Authority, PA, (BAM), 5.00%, 6/1/20	$500	$574,110
Bucks County Water and Sewer Authority, PA, (BAM), 5.00%, 6/1/21	1,075	1,266,092
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/21	250	295,980
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	250	300,985
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	311,557
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	309,723
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	120,464

		$3,178,911

Lease Revenue / Certificates of Participation — 5.7%
Arizona School Facilities Board, 5.00%, 9/1/20	$100	$115,999
Broward County School Board, FL, 5.00%, 7/1/21	250	296,063
Broward County School Board, FL, 5.00%, 7/1/22	1,500	1,813,950
Broward County School Board, FL, 5.00%, 7/1/23	500	616,320
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,566,625
Broward County School Board, FL, 5.00%, 7/1/25	500	632,045
Broward County School Board, FL, 5.00%, 7/1/26	1,000	1,272,390
Broward County School Board, FL, 5.00%, 7/1/27	500	632,080
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,568,062
Broward County School Board, FL, 5.00%, 7/1/29	500	624,180
Broward County School Board, FL, 5.00%, 7/1/30	500	623,165
Broward County School Board, FL, 5.00%, 7/1/31	600	744,180
California Public Works Board, 4.00%, 12/1/31	1,000	1,152,100
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	306,750
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	253,946
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/21	490	564,431
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	602,653
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	160,499
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	662,134
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	693,434
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	712,691
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	732,195
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	751,851

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	$675	$778,572
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	800,807
Medina City School District, OH, 5.00%, 12/1/23	350	430,651
Medina City School District, OH, 5.00%, 12/1/24	400	496,796
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	1,220	1,411,357
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	617,675
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,075,522
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,194,397
South Dakota Building Authority, 5.00%, 6/1/27	635	786,422
South Dakota Building Authority, 5.00%, 6/1/28	210	261,091
South Dakota Building Authority, 5.00%, 6/1/30	200	245,836
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	850	918,603
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	750	802,627
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	609,745

		$27,527,844

Other Revenue — 1.7%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$357,312
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,254,360
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,247,670
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,238,790
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	736,158
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/21	500	585,825
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	807,671
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	634,840
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	625,820
Missouri Development Finance Board, (Branson Landing), 5.00%, 6/1/21	500	583,370

		$8,071,816

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$58,616
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	116,168
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	285,255
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	291,823
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	297,857
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	124,289
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	654,880
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	555	639,993
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,435,239
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,262,162
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,755,254
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	775,109
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	598,545
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	296,442
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	301,182
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	379,103
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	267,062
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	272,009
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	588,053
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	246,240
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	311,862
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	310,225
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	306,350
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	200	243,954

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	$425	$516,277
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/21	305	356,176
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	240,684
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	309,575
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	539,374
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	573,895
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	495	595,658

		$14,949,311

Special Tax Revenue — 3.1%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$126,693
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/21	275	319,102
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/22	275	326,359
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	313,745
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	315	388,181
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	563,260
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	377,523
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	374,598
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	372,279
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/30	300	369,690
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	608,630
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	619,430
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	595,200
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	606,835
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	617,940
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	584,064
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	834,184
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	140	168,589
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/21	250	295,435
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	301,858
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/30	1,500	1,748,745
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	126,811
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	174,544

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/30	$1,250	$1,483,637
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/31	1,000	1,177,890
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	306,142
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/29	250	305,147
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/30	250	304,158
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/31	250	302,563

		$14,693,232

Transportation — 5.4%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$291,468
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	313,287
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	250	291,970
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	179,312
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/24	200	248,040
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	125,703
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	184,067
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	183,029
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,208,190
Chicago, IL, (O’Hare International Airport), Series B, 5.00%, 1/1/30	500	607,090
Chicago, IL, (O’Hare International Airport), Series D, 5.00%, 1/1/30	100	121,418
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/20	545	635,257
Fort Bend County, TX, Toll Road Revenue, 2.00%, 3/1/21	250	260,845
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	120,595
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	184,674
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	244,046
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	622,225
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,236,860
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	922,747
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	813,637
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	310,035
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	606,590
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	1,000	1,201,040
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	613,665
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	624,450

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	$500	$635,555
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	645,335
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,306,450
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	893,677
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	157,505
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	595,900
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	920,625
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	205,899
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	750	921,870
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	489,312
North Texas Tollway Authority, 5.00%, 1/1/22	1,000	1,194,840
North Texas Tollway Authority, 5.00%, 1/1/23	1,500	1,830,540
Port of Seattle, WA, 5.00%, 4/1/21	250	296,038
Port of Seattle, WA, 5.00%, 3/1/24	250	312,880
Port of Seattle, WA, 5.00%, 3/1/25	150	189,659
Port of Seattle, WA, 5.00%, 3/1/27	250	312,070
Port of Seattle, WA, 5.00%, 3/1/29	250	308,347
Rhode Island Commerce Corp., 5.00%, 6/15/21	2,000	2,350,400
Texas Transportation Commission, 5.00%, 4/1/33	50	60,897

		$25,778,039

Water and Sewer — 8.6%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$379,227
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	165	203,143
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	122,297
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/21	1,700	2,038,232
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/22	1,400	1,717,926
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,253,200
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,443,530
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/25	1,010	1,313,747
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	500	617,435
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	916,286
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	334,737
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/29	1,025	1,381,454
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/30	200	271,204
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	219,253
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/30	500	570,080
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/31	500	566,785

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	$500	$644,090
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/21	100	114,445
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	776,496
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/25	405	483,858
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	242,589
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	293,228
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	770	892,391
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/31	830	949,454
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	298,440
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	210,467
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	776,280
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/28	500	642,690
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	639,045
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	763,116
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/37	500	518,755
Rapid City, SD, Water Revenue, 4.00%, 11/1/28	750	873,382
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	695,784
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	770,473
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,281,960
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	657,511
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	2,007,856
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/24	2,000	2,559,440
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/30	940	1,184,203
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	470	552,649
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	500	585,005
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	622,145
Tacoma, WA, Solid Waste Revenue, 5.00%, 12/1/31	1,250	1,548,100
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	1,100	1,303,137
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,250	1,473,475
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	485	553,244
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	305	347,246
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/31	250	283,455
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/24	175	218,036
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	265,010
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/26	210	268,006
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	637,679
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	689,386

		$40,971,062

Security	Principal Amount (000’s omitted)	Value

Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$305,902

		$305,902

Total Tax-Exempt Investments — 90.9% (identified cost $420,535,838)		$435,649,207

Other Assets, Less Liabilities — 9.1%		$43,410,625

Net Assets — 100.0%		$479,059,832

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2016, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.4%
Others, representing less than 10% individually	76.5%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2016, 8.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 6.5% of total investments.

(1)	Amount is less than 0.05%.

(2)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2016
Unaffiliated investments, at value (identified cost, $420,535,838)	$435,649,207
Cash	51,745,427
Interest receivable	3,388,243
Receivable from affiliate	23,377
Total assets	$490,806,254

Liabilities
Payable for investments purchased	$624,075
Payable for when-issued securities	10,953,566
Payable to affiliates:
Investment adviser fee	122,656
Accrued expenses	46,125
Total liabilities	$11,746,422
Net Assets applicable to investors’ interest in Portfolio	$479,059,832

Sources of Net Assets
Investors’ capital	$463,946,463
Net unrealized appreciation	15,113,369
Total	$479,059,832

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Statement of Operations (Unaudited)

Investment Income	Period Ended July 31, 2016(1)
Interest	$2,497,156
Total investment income	$2,497,156

Expenses
Investment adviser fee	$404,050
Trustees’ fees and expenses	11,404
Custodian fee	30,456
Legal and accounting services	21,741
Miscellaneous	1,010
Total expenses	$468,661
Deduct —
Allocation of expenses to affiliate	$23,377
Total expense reductions	$23,377

Net expenses	$445,284

Net investment income	$2,051,872

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$19,713
Net realized gain	$19,713
Change in unrealized appreciation (depreciation) —
Investments	$10,523,855
Net change in unrealized appreciation (depreciation)	$10,523,855

Net realized and unrealized gain	$10,543,568

Net increase in net assets from operations	$12,595,440

(1)	For the period from the start of business, March 28, 2016, to July 31, 2016.

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended July 31, 2016 (Unaudited)(1)
From operations —
Net investment income	$2,051,872
Net realized gain from investment transactions	19,713
Net change in unrealized appreciation (depreciation) from investments	10,523,855
Net increase in net assets from operations	$12,595,440
Capital transactions —
Contributions	$232,950,393
Withdrawals	(454,430)
Portfolio transaction fee	291,526
Assets contributed by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund	233,676,903
Net increase in net assets from capital transactions	$466,464,392

Net increase in net assets	$479,059,832

Net Assets
At beginning of period	$—
At end of period	$479,059,832

(1)	For the period from the start of business, March 28, 2016, to July 31, 2016.

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Supplementary Data

Ratios/Supplemental Data	Period Ended July 31, 2016 (Unaudited)(1)
Ratios (as a percentage of average daily net assets):
Expenses	0.35	%(2)(3)
Net investment income	1.61	%(2)
Portfolio Turnover	0	%(4)(5)

Total Return	3.97	%(4)

Net assets, end of period (000’s omitted)	$479,060

(1)	For the period from the start of business, March 28, 2016, to July 31, 2016.

(2)	Annualized.

(3)	The investment adviser reimbursed certain operating expenses (equal to 0.02% of average daily net assets for the period ended July 31, 2016). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Amount is less than 0.5%.

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio commenced operations on March 28, 2016. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2016, Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 98.1% and 1.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

26

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning income on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statement of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2016 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended July 31, 2016, the Portfolio’s investment adviser fee amounted to $404,050 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $23,377 of the Portfolio’s operating expenses for the period ended July 31, 2016.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Transfer of Assets

Investment operations began on March 28, 2016 with the transfer of investments and related assets by Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund of $233,676,903, including net unrealized appreciation of $4,589,514, in exchange for an interest in the Portfolio. The transaction was structured for tax purposes as a tax-free exchange under the Internal Revenue Code.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and investments acquired in the transfer of assets as described in Note 3, aggregated $207,888,261 and $335,113, respectively, for the period ended July 31, 2016.

5  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$420,533,125

Gross unrealized appreciation	$15,116,660
Gross unrealized depreciation	(578)

Net unrealized appreciation	$15,116,082

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or

27

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Notes to Financial Statements (Unaudited) — continued

Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the period ended July 31, 2016.

On September 2, 2016, the Portfolio renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$435,649,207	$—	$435,649,207

Total Investments	$—	$435,649,207	$—	$435,649,207

28

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 9, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the “NextShares Fund”), with Eaton Vance Management (the “Adviser”).

Prior to voting its approval of the investment advisory agreement, the Board received information from the Adviser and its affiliate, Boston Management and Research (together, “Eaton Vance”), that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by Eaton Vance for the February 9, 2015 meeting relating specifically to the NextShares Fund, as well as information furnished for prior meetings of the Board and its committees, including meetings of a working group of the Board established specifically to assist the Board in evaluating the terms of the investment advisory agreement of the NextShares Fund and of other similar funds. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by the NextShares Fund and the anticipated expense ratio of the NextShares Fund;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the NextShares Fund, and concerning fees charged by other advisers for managing funds similar to the NextShares Fund, as identified by an independent data provider (“comparable funds”);

•	Profitability analyses of Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the NextShares Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the NextShares Fund’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement for the

29

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Board of Trustees’ Contract Approval — continued

NextShares Fund. The conclusions reached with respect to the investment advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the NextShares Fund, the Board evaluated the nature, extent and quality of services to be provided to the NextShares Fund by the Adviser. The Board noted that the NextShares Fund is expected to invest substantially all of its assets in the TABS 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), which will have the same investment objective, investment strategies, portfolio managers and contractual management fee rates as the NextShares Fund. The Board also noted that, under the terms of the investment advisory agreement, the Adviser will receive no separate fee from the NextShares Fund with respect to assets that are invested in the Portfolio but that the Adviser would receive fees from the Portfolio with respect to such assets.

The Board considered Eaton Vance’s management capabilities and investment process with respect to the types of investments to be held by the NextShares Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the NextShares Fund. The Board considered the abilities and experiences of Eaton Vance’s tax-advantaged bond strategies and municipal research groups, which include the investment personnel who will provide services to the NextShares Fund, in managing other Eaton Vance Funds that invest primarily in municipal bonds employing tax-advantaged bond strategies (the “Existing Funds”). The Board considered that Eaton Vance currently manages municipal laddered portfolios for clients in separately managed accounts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the NextShares Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the NextShares Fund, including the provision of administrative services.

The Board considered the special attributes of the NextShares Fund relative to a traditional mutual fund and the benefits that are expected to be realized by investors electing to invest in the NextShares Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by the Adviser and its affiliates in developing an infrastructure necessary to support the on-going operations of the NextShares Fund and in obtaining regulatory approvals necessary to commence operations of the NextShares Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the NextShares Fund had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates payable by the NextShares Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the NextShares Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered the fee that the NextShares Fund will pay to Eaton Vance for providing services required to operate the NextShares Fund in accordance with relevant regulatory approvals.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the NextShares Fund for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Existing Funds. The Board considered the level of profits realized without regard to revenue sharing or other payments made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Existing Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Existing Funds and other investment advisory clients.

30

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the NextShares Fund, the profits expected to be realized by the Adviser and its affiliates with respect to the NextShares Fund will be reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the NextShares Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the NextShares Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that, assuming reasonably foreseeable increases in the assets of the NextShares Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the NextShares Fund to benefit from economies of scale in the future.

31

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 9, 2015, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), with Boston Management and Research (the “Adviser”).

Prior to voting its approval of the investment advisory agreement, the Board received information from the Adviser and its affiliate, Eaton Vance Management (together, “Eaton Vance”), that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by Eaton Vance for the February 9, 2015 meeting relating specifically to the Portfolio, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by the Portfolio;

•

Comparative information concerning the fees charged and the services provided by Eaton Vance in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Portfolio, as identified by an independent data provider (“comparable funds”);

•	Profitability analyses of Eaton Vance;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Portfolio’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement for the

32

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2016

Board of Trustees’ Contract Approval — continued

Portfolio. The conclusions reached with respect to the investment advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Portfolio by the Adviser.

The Board considered Eaton Vance’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the abilities and experiences of Eaton Vance’s tax-advantaged bond strategies and municipal research groups, which include the investment personnel who will provide services to the Portfolio, in managing other Eaton Vance Funds that invest primarily in municipal bonds employing tax-advantaged bond strategies (the “Existing Funds”). The Board considered that Eaton Vance currently manages municipal laddered portfolios for clients in separately managed accounts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention expected to be devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

Because the Portfolio had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory services (referred to as “management fees”). As part of its review, the Board considered the Portfolio’s management fees, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the Portfolio for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Existing Funds. The Board considered the level of profits realized without regard to revenue sharing or other payments made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Existing Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Existing Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Portfolio, the profits expected to be realized by the Adviser and its affiliates with respect to the Portfolio will be reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Portfolio to benefit from economies of scale in the future.

33

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond NextShares

July 31, 2016

Officers and Trustees

Officers of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of 5-to-15 Year Laddered Municipal Bond Portfolio

James H. Evans

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares and 5-to-15 Year Laddered Municipal Bond Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Your financial advisor may household the mailing of your documents indefinitely unless you instruct your financial advisor otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares

Eaton Vance Management

Two International Place

Boston, MA 02110

Distributor*

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22627    7.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date:	September 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer
Date:	September 19, 2016
By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date:	September 19, 2016